Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The following table summarizes the net notional volume buy (sell) of our outstanding commodity-related derivatives, excluding those derivatives that qualified for the normal purchase normal sale exception as of December 31, 2016 and 2015, none of which were designated as hedges for accounting purposes.

	December 31, 2016		December 31, 2015

	Notional Volume	Maturity	Notional Volume	Maturity
Commodity Swaps:
Propane Fixed Price (Gallons)	4,364,880	Jan 2017 - Nov 2018	8,614,631	Jan 2016 - July 2017
Crude Oil Fixed Price (Barrels)	—	—	(93,000)	Jan 2016
Crude Oil Basis (Barrels)	180,000	Jan 2017 - Mar 2017	—	—

Derivatives and fair value

	December 31, 2016		December 31, 2015

	Notional Volume	Maturity	Notional Volume	Maturity
Commodity Swaps:
Propane Fixed Price (Gallons)	4,364,880	Jan 2017 - Nov 2018	8,614,631	Jan 2016 - July 2017
Crude Oil Fixed Price (Barrels)	—	—	(93,000)	Jan 2016
Crude Oil Basis (Barrels)	180,000	Jan 2017 - Mar 2017	—	—

Interest Rate Swaps

To manage the impact of the interest rate risk associated with our Credit Agreement, we enter into interest rate swaps from time to time, effectively converting a portion of the cash flows related to our long-term variable rate debt into fixed rate cash flows.

Notional Amount	Term	Fair Value
(in thousands)		(in thousands)
$200,000	January 3, 2017 thru September 3, 2019	$1,912
$100,000	January 1, 2017 thru December 31, 2017	(71)
$100,000	January 1, 2018 thru January 31, 2019	226
$100,000	January 1, 2018 thru December 31, 2021	3,090
$150,000	January 1, 2018 thru December 31, 2022	5,219
		$10,376

Fair value associated with commodity derivative instruments
Our interest rate swaps, commodity swaps and weather derivatives were recorded in our consolidated balance sheets, under the following captions:

	Gross Risk Management Position		Netting Adjustment		Net Risk Management Position
Balance Sheet Classification	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(in thousands)
Other current assets	$1,036	$457	$(72)	$(92)	$964	$365
Risk management assets - long term	10,665	—	(1)	—	10,664	—
Total assets	$11,701	$457	$(73)	$(92)	$11,628	$365

Accrued expenses and other current liabilities	$(253)	$(450)	$72	$92	$(181)	$(358)
Other liabilities	(1)	(24)	1	—	—	(24)
Total liabilities	$(254)	$(474)	$73	$92	$(181)	$(382)

Realized and unrealized gains (losses) with commodity and interest rate derivative instruments
For the years ended December 31, 2016, 2015 and 2014, the realized and unrealized gains (losses) associated with our commodity, interest rate and weather derivative instruments were recorded in our consolidated statements of operations, under the following captions:

	Realized	Unrealized
	(in thousands)
2016
Losses on commodity derivatives, net	$(1,480)	$1,025
Interest expense	(144)	10,375
Direct operating expenses	(966)	—
Total	$(2,590)	$11,400
2015
Losses on commodity derivatives, net	$(13,209)	$11,477
Interest expense	(425)	373
Direct operating expenses	(913)	—
Total	$(14,547)	$11,850
2014
Losses on commodity derivatives, net	$(337)	$(12,334)
Interest expense	(707)	284
Direct operating expenses	(1,035)	—
Total	$(2,079)	$(12,050)